Revolving credit facility (Narrative) (Details) - Revolving Credits Facility [Member] - Asanko Gold Ghana Ltd. (AGGL) [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 19, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	The RCF has a 4-year term and floating interest rate based on the Secured Overnight Financing Rate (SOFR) plus a margin of 3.95% per annum, while the undrawn portion of the RCF is subject to a standby fee of 1.38% per annum.
Description of revolving credit facility	The RCF includes financial covenants, to be tested semi-annually, requiring AGGL to maintain the following: (a) gearing ratio of net indebtedness to net worth not less than 0.25:1; (b) net leverage ratio based on net indebtedness to rolling four quarters earnings before interest, taxes and depreciation ("EBITDA") not less than 2.50:1; and (c) an interest coverage ratio, based on rolling four quarters EBITDA divided by net finance costs, greater than 4.00:1. As of December 31, 2025, the Company had not drawn on the RCF and was in full compliance with all covenants.
Costs associated with revolving credit facility		$ 2.6
Cash deposit of revolving credit facility		$ 0.9